Expense Example - VIPAssetManagerPortfolio-InvestorPRO - VIPAssetManagerPortfolio-InvestorPRO - VIP Asset Manager Portfolio - VIP Asset Manager Portfolio - Investor Class	Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 61
3 years	192
5 years	335
10 years	$ 750